UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahithromos, L.L.C.
Address: 9 West 57th Street, Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

  /s/ Mark Nikiper     New York, NY     October 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $177,252 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     5339    89700 SH       SOLE    0                5339        0        0
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     2287   278547 SH       SOLE    0                2287        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     5282   127700 SH       SOLE    0                5282        0        0
BARRICK GOLD CORP              COM              067901108     5590   119832 SH       SOLE    0                5590        0        0
BROADWIND ENERGY INC           COM              11161T108       17    53239 SH       SOLE    0                  17        0        0
CHIQUITA BRANDS INTL INC       COM              170032809      761    91200 SH       SOLE    0                 761        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101      642    18000 SH  PUT  SOLE    0                 642        0        0
EAGLE ROCK ENERGY PARTNERS L   *W EXP 05/15/201 26985R120      360   103939 SH       SOLE    0                 360        0        0
EARTHLINK INC                  COM              270321102    10853  1662028 SH       SOLE    0               10853        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206     1501   375303 SH       SOLE    0                1501        0        0
FORESTAR GROUP INC             COM              346233109      233    21393 SH       SOLE    0                 233        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      256    12800 SH  PUT  SOLE    0                 256        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103    13548   705282 SH       SOLE    0               13548        0        0
GOLDCORP INC NEW               COM              380956409    14038   307591 SH       SOLE    0               14038        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100     9524   692172 SH       SOLE    0                9524        0        0
IDT CORP                       CL B NEW         448947507      758    37141 SH       SOLE    0                 758        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     5158   349000 SH       SOLE    0                5158        0        0
KRONOS WORLDWIDE INC           COM              50105F105     1363    84790 SH       SOLE    0                1363        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    11426   501126 SH       SOLE    0               11426        0        0
MATERION CORP                  COM              576690101     9067   399772 SH       SOLE    0                9067        0        0
MAXWELL TECHNOLOGIES INC       COM              577767106     9498   515895 SH       SOLE    0                9498        0        0
MIPS TECHNOLOGIES INC          COM              604567107      112    23045 SH       SOLE    0                 112        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     5812   228000 SH       SOLE    0                5812        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849    23949   744900 SH       SOLE    0               23949        0        0
RAMBUS INC DEL                 COM              750917106    15105  1078949 SH       SOLE    0               15105        0        0
SANDISK CORP                   COM              80004C101      202     5000 SH       SOLE    0                 202        0        0
SHAW GROUP INC                 COM              820280105      615    28300 SH       SOLE    0                 615        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8315    52606 SH       SOLE    0                8315        0        0
STERLITE INDS INDIA LTD        ADS              859737207     1519   164900 SH       SOLE    0                1519        0        0
VIRNETX HLDG CORP              COM              92823T108     2444   163061 SH       SOLE    0                2444        0        0
WILLIAMS COS INC DEL           COM              969457100     6612   271634 SH       SOLE    0                6612        0        0
YAMANA GOLD INC                COM              98462Y100     5066   370900 SH       SOLE    0                5066        0        0